SCHEDULE OF EFFECTS OF CORRECTING THESE CHANGES ON THE COMPANY’S FINANCIAL STATEMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Adjustments to reconcile net (loss)/income to net cash used in operating activities:
Disposal of digital assets
Loss from disposal of intangible assets			29,968
Net cash (used in)/provided by continuing operations			(1,551,357)
Net cash (used in)/provided by operations activities	(3,574,217)	(2,789,415)	(1,551,357)
Cash flows from investing activities:
Disposal of digital assets			968,934
Net cash (used in)/provided by continuing operations			936,712
Net cash (used in)/provided by investing activities	$ 3,793,854	$ (7,839,004)	936,712
Previously Reported [Member]
Adjustments to reconcile net (loss)/income to net cash used in operating activities:
Disposal of digital assets			998,902
Loss from disposal of intangible assets
Net cash (used in)/provided by continuing operations			(582,423)
Net cash (used in)/provided by operations activities			(582,423)
Cash flows from investing activities:
Disposal of digital assets
Net cash (used in)/provided by continuing operations			(32,222)
Net cash (used in)/provided by investing activities			(32,222)
Revision of Prior Period, Error Correction, Adjustment [Member]
Adjustments to reconcile net (loss)/income to net cash used in operating activities:
Disposal of digital assets			(998,902)
Loss from disposal of intangible assets			29,968
Net cash (used in)/provided by continuing operations			(968,934)
Net cash (used in)/provided by operations activities			(968,934)
Cash flows from investing activities:
Disposal of digital assets			968,934
Net cash (used in)/provided by continuing operations			968,934
Net cash (used in)/provided by investing activities			$ 968,934